INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016
Deferred Tax Assets
Employee benefits	$ 17,048	$ 13,375
Net operating loss carryforwards	8,592	13,605
Foreign subsidiary capital loss carryforward	546	509
Other tax credits	709	1,196
Inventory	358	2
Reserves on receivables	714	1,208
Accrued expenses	2,060	8,931
Other, net	1,879	2,323
Gross deferred income tax assets	31,906	41,149
Valuation allowance	(4,706)	(5,371)
Deferred income tax assets	27,200	35,778
Deferred Tax Liabilities
Depreciation	(19,992)	(29,971)
Intangibles	(19,422)	(25,078)
Deferred income tax liabilities	(39,414)	(55,049)
Net deferred income tax liability	$ (12,214)	$ (19,271)